Fair Value Hierarchy - Summary of Financial Instruments Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Instruments [Line Items]
FVPL	$ 201,997	$ 106,427
Amortized cost	893,625	911,316
Total	1,095,622	1,017,743
FVPL	(6,227)	(948)
Amortized cost	(652,242)	(606,450)
Total	(658,469)	(607,398)
Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL	129,319	104,387
Total	129,319	104,387
Cash and Cash Equivalents
Disclosure of Financial Instruments [Line Items]
FVPL	53,490
Amortized cost	371,682	536,160
Total	425,172	536,160
Cash and Demand deposit
Disclosure of Financial Instruments [Line Items]
Amortized cost	371,682
Total	371,682
Money Market Fund and Others
Disclosure of Financial Instruments [Line Items]
FVPL	53,490
Total	53,490
Other Assets
Disclosure of Financial Instruments [Line Items]
FVPL	16,314
Amortized cost	7,186	11,782
Total	23,500	11,782
Trade and Other Receivables
Disclosure of Financial Instruments [Line Items]
FVPL		2,040
Amortized cost	514,757	363,374
Total	514,757	363,374
Lease Liabilities
Disclosure of Financial Instruments [Line Items]
Amortized cost	(4,000)	(3,957)
Total	(4,000)	(3,957)
Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Amortized cost	(597,787)	(602,493)
Total	(597,787)	(602,493)
Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
FVPL	2,874
Total	2,874	2,040
FVPL	(6,227)	(948)
Total	(6,227)	(948)
Finance Liability
Disclosure of Financial Instruments [Line Items]
Amortized cost	(50,455)
Total	(50,455)
Level 1
Disclosure of Financial Instruments [Line Items]
Total	182,809	104,387
Level 1 | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
Total	129,319	104,387
Level 1 | Cash and Cash Equivalents
Disclosure of Financial Instruments [Line Items]
Total	53,490
Level 1 | Money Market Fund and Others
Disclosure of Financial Instruments [Line Items]
Total	53,490
Level 2
Disclosure of Financial Instruments [Line Items]
Total	19,188	2,040
Total	(6,227)	(948)
Level 2 | Other Assets
Disclosure of Financial Instruments [Line Items]
Total	16,314
Level 2 | Trade and Other Receivables
Disclosure of Financial Instruments [Line Items]
Total		2,040
Level 2 | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total	2,874
Total	$ (6,227)	$ (948)